NOTES PAYABLE (Details Narrative) - Spetner Associates Inc [Member] - USD ($)			12 Months Ended
	Sep. 19, 2024	Aug. 30, 2021	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Related party note payable forgiven as shareholder contribution			$ 10,077
Accured interest rate percentage	7.86%
Accrued interest rate balance	$ 80,000
Debt instrument face amount		$ 46,690
Maturity date		Sep. 14, 2027
Debt instrument periodic payment		$ 700
Outstanding balance loan			22,287	30,021
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party note payable forgive			10,077
Notes payable			$ 711	$ 73,079